Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 4,968,000 $ 4,394,298
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 714,430
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,000,000 4,712,142
9,820,870
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 .... 1,000,000 837,730
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-2 , 4.5% , 12/01/26 .... 1,945,000 1,827,505
2,665,235
New York 93.8%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 455,400
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,587,901
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,082,286
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,498,481
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 938,755
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,956,538
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/25 ............ 110,000 109,249
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 107,688
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 98,105
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 218,955
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 96,932
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 96,534
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 96,044
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,605,000 1,583,949
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 342,829
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,508,697
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,419,872
City of New York ,
GO , 2016 A , Refunding , 5% , 8/01/26 ................................... 9,000,000 9,139,965
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,318,724
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,332,208
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,497,020
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,115,702
County of Suffolk ,
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 6,384,099
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,148,978
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... 160,000 160,923
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 157,443
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 158,734
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 213,086
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,027,132
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/36 ................. 340,000 346,483
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 558,951

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hempstead Town Local Development Corp., (continued)
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. $ 520,000 $ 525,834
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 16,100,733
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,873,934
Metropolitan Transportation Authority ,
Revenue , 2010 A , 6.668% , 11/15/39 .................................... 4,625,000 5,022,471
Revenue , 2017 C-2 , Refunding , Zero Cpn., 11/15/39 ....................... 15,000,000 7,776,366
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,417,017
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 40,000,000 29,439,984
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 998,567
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,063,959
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,653,802
Rochester City School District , Revenue , 2015 , 5% , 5/01/29 .................. 1,175,000 1,189,735
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 645,473
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 746,247
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 10,000,000 8,885,932
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 4% , 1/01/32 3,250,000 3,335,526
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,171,249
New York City Municipal Water Finance Authority ,
New York City Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 1,590,000 1,751,648
Water & Sewer System , Revenue , 2015 GG , Pre-Refunded , 5% , 6/15/27 ........ 5,000,000 5,084,441
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,015,119
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,104,124
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,323,377
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ................... 8,215,000 8,592,024
Building Aid , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 .................. 10,000,000 10,628,225
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/28 ...................... 5,000,000 5,080,279
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,156,946
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,028,454
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 7,151,181
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,289,111
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,668,350
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,378,930
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 35,000 35,036
Revenue , 2011 A , 5% , 10/01/24 ....................................... 110,000 110,109
Revenue , 2020 A , Pre-Refunded , AGMC Insured , 5% , 10/01/34 ............... 5,000 5,374
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties ,
Revenue , 2016 , Refunding , 5% , 8/15/28 ............................... 1,100,000 1,140,120
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 552,440
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 638,470
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 918,487
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 832,478
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 981,417
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,749,642

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... $ 1,000,000 $ 944,396
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 334,012
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 284,962
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 287,754
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 342,680
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,383,132
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,076,706
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,572,228
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,428,530
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/27 .... 6,000,000 6,049,010
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/26 1,000,000 1,002,226
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,065,405
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,681,248
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 181,882
State of New York Personal Income Tax , Revenue , 2016 D , Pre-Refunded , 5% ,
2/15/27 ........................................................ 5,000,000 5,204,807
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,119,859
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,175
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,549,481
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/41 1,000,000 1,126,034
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,060,426
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,211,792
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,360,163
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/33 .. 1,000,000 1,053,745
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 2,998,720
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,336,654
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,119,005
Revenue , K , Refunding , 5% , 1/01/28 ................................... 10,000,000 10,067,547
Revenue , K , Refunding , 5% , 1/01/29 ................................... 10,000,000 10,065,075
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,860,194
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 10,388,830
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,542,675
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,359,761
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,614,401
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,207,904
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,000,000 2,176,236
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,205,982
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 903,296
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 530,182
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 159,827
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 426,326
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,388,090
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,980,000 4,336,401
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 4,340,000 4,728,019
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 2,015,330
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 850,000 915,887
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.5% , 6/30/42 ................ 1,080,000 1,176,422
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 2,007,147

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... $ 330,000 $ 341,521
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 332,730
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 542,520
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 610,579
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 681,056
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,411,399
Port Authority of New York & New Jersey ,
Revenue , 194th , Refunding , 5% , 10/15/28 ............................... 9,085,000 9,265,838
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 15,971,532
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,181,140
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 669,704
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/31 ............... 100,000 105,838
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 284,833
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/31 ............... 460,000 486,856
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 479,995
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,268,385
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,466,257
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,311,886
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,614,281
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,358,662
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,438,420
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,326,507
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,484,274
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,053,435
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,545,389
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/30 ......................... 14,175,000 11,042,090
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,448,478
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/45 .................................... 1,000,000 1,106,160
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 5% , 9/01/28 ................................. 275,000 289,757
Revenue , 2021 , Refunding , 4% , 9/01/30 ................................. 400,000 408,087
Revenue , 2021 , Refunding , 4% , 9/01/31 ................................. 235,000 237,904
Revenue , 2021 , Refunding , 4% , 9/01/32 ................................. 350,000 354,094
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,157,363
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 1,000,000 1,078,805
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 2,000,000 2,157,448
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,928,050
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,598,945
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,099,823
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 5,000,000 5,606,382
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 822,531
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 997,395

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Westchester County Local Development Corp., (continued)
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/47 ............................................. $ 2,050,000 $ 2,168,696
510,415,883
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,700,000 1,473,821
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,700,000 1,473,820
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,983,820
4,931,461
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,545,317
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,474,213
Wisconsin 0.4%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 , 4.5% , 12/01/26 ......... 1,160,000 1,069,809
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,570,000 1,338,354
2,408,163
U.S. Territories 0.1%
Puerto Rico 0.1%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 230,020 230,760
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 443,610 445,433
676,193
Total U.S. Territories .................................................................... 676,193
Total Municipal Bonds (Cost $ 550,609,793 ) .....................................
534,937,335
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
New York 0.7%
c
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 4.9% , 11/01/35 ....................................... 1,000,000 1,000,000
c
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 4.9% , 6/15/49 .................................. 1,200,000 1,200,000

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

See Abbreviations on page 9.
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
c
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 4.9% , 6/15/49 ....................................... $ 1,700,000 $ 1,700,000
3,900,000
Total Municipal Bonds (Cost $ 3,900,000 ) .......................................
3,900,000
Total Short Term Investments (Cost $ 3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $ 554,509,793 ) 99.0% ...................................
$538,837,335
Other Assets, less Liabilities 1.0% .............................................
5,450,297
Net Assets 100.0% ...........................................................
$544,287,632
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $23,130,547, representing 4.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.